SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-       SUBSEQUENT EVENTS

In March 2018, the Company obtained another loan from Nistec of NIS 4.0 million (approximately $1.1 million).

In April 2018, Nistec provided the Company a letter of commitment to provide additional financing in the amount of up to $2.5 million, valid until one year following the date of financial statements approval.

In April 2018, the Company’s Board of Directors approved such additional funding from Nistec, either through a bank loan guaranteed by Nistec, a loan extended directly by Nistec to the Company, or a combination thereof. In the event that Nistec will provide the Company with a loan, its terms will either be back-to-back to the terms at which Nistec obtains its financing, or, at Nistec’s discretion, such loan will bear no interest, but will be linked to the Israeli Consumer Price Index. Management has authority to pursue this additional financing for a period of 3 months before the issue being reevaluated.